Shareholder Report, Average Annual Return (Details)	11 Months Ended
May 31, 2026
Without Sales Load [Member] | C000259771
Average Annual Return [Line Items]
Average Annual Return, Percent	25.40%
Without Sales Load [Member] | C000259772
Average Annual Return [Line Items]
Average Annual Return, Percent	25.05%
Without Sales Load [Member] | C000259773
Average Annual Return [Line Items]
Average Annual Return, Percent	24.80%
Without Sales Load [Member] | C000259774
Average Annual Return [Line Items]
Average Annual Return, Percent	25.64%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.77%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.77%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.77%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.77%
S&P Target Date 2065+ Index
Average Annual Return [Line Items]
Average Annual Return, Percent	26.67%
S&P Target Date 2065+ Index
Average Annual Return [Line Items]
Average Annual Return, Percent	26.67%
S&P Target Date 2065+ Index
Average Annual Return [Line Items]
Average Annual Return, Percent	26.67%
S&P Target Date 2065+ Index
Average Annual Return [Line Items]
Average Annual Return, Percent	26.67%